Note 7 - Interim condensed balance sheet disclosures - Financial Liabilities (Details) - EUR (€) € in Thousands	Jun. 30, 2022	Dec. 31, 2021
Statement Line Items [Line Items]
Loans and participation rights	€ 3,740	€ 3,718
Lease liabilities	2,406	2,635
Total non-current financial liabilities	€ 6,146	€ 6,353